DEBT OBLIGATIONS (Details Narrative) (USD $) In Thousands, unless otherwise specified	Oct. 30, 2013 Alpine Securitization Corp.	Sep. 30, 2013 Alpine Securitization Corp.	Sep. 30, 2013 Total Repurchase Agreements	Dec. 31, 2012 Total Repurchase Agreements	Sep. 30, 2013 Agency RMBS Repurchase Agreements Goldman Sachs	Sep. 30, 2013 Agency RMBS Repurchase Agreements Barclays	Sep. 30, 2013 Agency RMBS Repurchase Agreements Nomura	Sep. 30, 2013 Agency RMBS Repurchase Agreements Citi	Sep. 30, 2013 Agency RMBS Repurchase Agreements Morgan Stanley	Sep. 30, 2013 Agency RMBS Repurchase Agreements Daiwa	Sep. 30, 2013 Non-agency RMBS Repurchase Agreements Barclays	Sep. 30, 2013 Non-agency RMBS Repurchase Agreements Royal Bank of Canada	Dec. 31, 2012 Non-agency RMBS Repurchase Agreements Credit Suisse
Interest payable			$ 100	$ 55
Repurchase agreements	$ 414,200	$ 342,900			$ 45,900	$ 287,700	$ 229,000	$ 133,000	$ 97,100	$ 278,900	$ 21,800	$ 31,600	$ 150,922